Finance income and costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest income from banks and other third parties	$ 4		$ 6	$ 3	$ 9
Total finance income	4		6	3	9
Finance costs
Interest expense on debts and borrowings	(1)		(12)	(3)
Interest expense on lease liabilities	(11)	$ (21)	(67)	(62)	(316)
Total interest expense	(12)	(25)	(79)	(65)	(316)
Accretion expense on rehabilitation provision	(141)	(144)	(851)	(465)	(477)
Total finance costs	(153)	(169)	(930)	(530)	(793)
Finance costs - net	$ (149)	$ (169)	$ (924)	$ (527)	$ (784)